Contributed Capital - Summary of Details Shares Issued (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Common shares		₩ 3,209,820	₩ 3,209,820
Owned by government
Disclosure of classes of share capital [line items]
Common shares	[1]	1,640,385	1,640,385
Owned by others
Disclosure of classes of share capital [line items]
Common shares		₩ 1,569,435	₩ 1,569,435

[1]	Korea Development Bank’s interest of ￦1,056,176 million is included.